Receivables (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	$ 1,012	$ 597	$ 596
Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	918	511	561
Medicaid Solutions Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	41	37	35
Other segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	53	49	0
California | Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	180	104	311
Florida | Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	103	22	2
Illinois | Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	106	35	32
Michigan | Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	62	39	20
New Mexico | Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	64	51	50
Ohio | Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	112	66	45
Puerto Rico | Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	50	33	0
South Carolina | Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	11	6	4
Texas | Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	60	56	29
Utah | Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	38	18	6
Washington | Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	81	53	43
Wisconsin | Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	46	22	8
Direct delivery and other | Health Plans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total receivables	$ 5	$ 6	$ 11